Benefit Plans	12 Months Ended
Jun. 30, 2014
Benefit Plans [Abstract]
Benefit Plans
(14)	Benefit Plans

a.  Defined Benefit Retirement and Postretirement Plans

The Company's subsidiary, GMI, sponsors three noncontributory defined benefit pension plans covering certain employees. These plans were frozen in 2003. The Company's subsidiary, Core Metals, sponsors a noncontributory defined benefit pension plan covering certain employees. This plan was closed to new participants in April 2009.

The Company's subsidiary, Quebec Silicon, sponsors a contributory defined benefit pension plan and postretirement benefit plan for certain employees, based on length of service and remuneration. Postretirement benefits consist of a group insurance plan covering plan members for life insurance, disability, hospital, medical, and dental benefits.  The contributory defined benefit pension plan was closed to new participants in December 2013. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada ("CEP") ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company remeasured the benefit obligations reflecting the curtailment which resulted in a curtailment gain of $5,831. The curtailment gain is included in operating income for the year ended June 30, 2014.

The Company's funding policy has been to contribute, as necessary, an amount in excess of the minimum requirements in order to achieve the Company's long-term funding targets. During the years ended June 30, 2014 and 2013, the Company made contributions of $2,971 and $3,561, respectively, to the pension and other benefit plans.

The Company uses a June 30 measurement date for these defined benefit plans.

Benefit Obligations and Funded Status — The following provides a reconciliation of the benefit obligations, plan assets, and funded status of the plans at June 30, 2014 and 2013:

	Pension Plans		Nonpension Postretirement Plan
	2014	2013	2014	2013
Change in benefit obligations:
Benefit obligations at beginning of year	$59,542	61,595	$13,316	11,906
Interest cost	2,623	2,571	518	617
Service cost	414	893	640	1,172
Plan curtailments	—	—	(5,831)	—
Employee contributions	52	219	—	—
Actuarial (gain) loss	3,063	(2,602)	758	72
Benefits paid	(2,789)	(2,465)	(109)	(76)
Effect of exchange rate changes	(380)	(669)	(227)	(375)
Benefit obligations at end of year	$62,525	59,542	$9,065	13,316

Change in plan assets:
Fair value of plan assets at beginning of year	$43,407	39,425	$—	—
Actual return on plan assets	7,419	3,282	—	—
Employer contributions	2,862	3,485	109	76
Employee contributions	52	219	—	—
Benefits paid	(2,789)	(2,465)	(109)	(76)
Expenses paid	(209)	(85)	—	—
Effect of exchange rate changes	(242)	(454)	—	—
Fair value of plan assets at end of year	$50,500	43,407	$—	—

Funded status at end of year:
Fair value of plan assets	$50,500	43,407	$—	—
Benefit obligations	62,525	59,542	9,065	13,316
Funded status	$(12,025)	(16,135)	$(9,065)	(13,316)

Amounts recognized in the consolidated balance sheet consist of:
Noncurrent liability	$(12,025)	(16,135)	$(8,865)	(13,155)
Current liability	—	—	(200)	(161)
Accumulated other comprehensive loss (income)	9,310	11,884	779	67

At June 30, 2014 and 2013, the accumulated benefit obligations were $59,888 and $59,542, respectively, for the defined benefit pension plans.

All of our pension and postretirement plans are underfunded, and have been underfunded for all years presented. The amounts recognized in accumulated other comprehensive income (loss) consist primarily of net actuarial loss as well as a component related to prior service cost, which is not material. Reclassification adjustments out of accumulated other comprehensive income (loss), which totaled ($1,862) for the year ended June 30, 2014, are recognized as components of net periodic pension expense.

Net Periodic Pension Expense — The components of net periodic pension expense for the Company's defined benefit pension and postretirement plans are as follows:

	Pension Plans			Nonpension Postretirement Plans
	2014	2013	2012	2014	2013	2012
Interest cost	$2,623	2,571	1,553	$518	617	—
Service cost	414	893	102	640	1,172	—
Expected return on plan assets	(2,791)	(2,516)	(1,737)	—	—	—
Amortization of net loss	1,054	1,608	866	—	—	—
Curtailment gain	—	—	—	(5,831)	—	—
Net periodic pension expense	$1,300	2,556	784	$(4,673)	1,789	—

In fiscal year 2015, net actuarial losses of approximately $1,254 are expected to be recognized into net periodic pension expense from accumulated other comprehensive income. The amount of prior service cost we expect to recognize in 2015 as a component of net periodic pension expense is not material.

Assumptions and Other Data — The assumptions used to determine benefit obligations at June 30, 2014 and 2013 follow:

	Pension Plans		Nonpension Postretirement Plans
	2014	2013	2014	2013
Discount rate	4.00 to 4.30%	4.25 to 4.75%	4.40%	4.85%

The discount rate used in calculating the present value of our pension plan obligations is developed based on the Citigroup Pension Discount Curve for both the GMI plans and Core Metals plan, and the Mercer Yield Curve for Quebec Silicon pension and postretirement benefit plans and the expected cash flows of the benefit payments.

The assumptions used to determine net periodic expense for the Company's defined benefit pension plans for years ended June 30, 2014, 2013, and 2012 are as follows:

	Pension Plans			Nonpension Postretirement Plans
	2014	2013	2012	2014	2013	2012
Discount rate	3.75 to 4.75%	3.50 to 5.00%	5.00 to 5.30%	4.85%	5.10%	—
Expected return on plan assets	5.70 to 7.00%	5.70 to 7.00%	5.50 to 8.00%	NA	NA	NA

Expected return on plan assets is determined based on management's expectations of long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. In determining the expected return on plan assets, the Company takes into account historical returns, plan asset allocations and related investment strategies, as well as the outlook for inflation and overall fixed income and equity returns.

The Company expects to make discretionary contributions of approximately $2,033 to the defined benefit pension and postretirement plans for the year ending June 30, 2015.

The following reflects the gross benefit payments that are expected to be paid for the benefit plans for the years ended June 30:

	Pension Plans	Nonpension Postretirement Plans
2015	$2,833	$200
2016	3,057	234
2017	3,267	266
2018	3,404	288
2019	3,486	301
Years 2020-2024	17,574	1,656

The accumulated nonpension postretirement benefit obligation has been determined by application of the provisions of the Company's health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 6.2% for fiscal 2014 and decreasing to an ultimate rate of 4.3% in fiscal 2033. The effect of a 1% increase in health care cost trend rate on nonpension postretirement net periodic benefit costs and the benefit obligations is $305 and $1,780, respectively. The effect of a 1% decrease in health care cost trend rate on nonpension postretirement net periodic benefit costs and the benefit obligation is ($227) and ($1,383), respectively.

The Company's overall strategy is to invest in high-grade securities and other assets with a limited risk of market value fluctuation. In general, the Company's goal is to maintain the following allocation ranges:

Equity securities	55 to 70%
Fixed income securities	30 to 40%
Real estate	5 to 10%

 The fair values of the Company's pension plan assets as of June 30, 2014 are as follows:

Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash and cash equivalents	$637
Equity securities:
Domestic equity mutual funds	5,563
International equity mutual funds	4,890
Commingled domestic equity funds	4,036
Commingled international equity funds	10,255
Fixed income securities:
Fixed income mutual funds	11,059
Commingled fixed income funds	12,857
Real estate mutual funds	1,203
Total	$50,500

The fair values of the Company's pension plan assets as of June 30, 2013 are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
Cash and cash equivalents	$494	—	494
Equity securities:
Domestic equity mutual funds	5,097	—	5,097
International equity mutual funds	4,252	—	4,252
Commingled domestic equity funds	—	3,968	3,968
Commingled international equity funds	—	8,111	8,111
Fixed income securities:
Fixed income mutual funds	9,253	—	9,253
Commingled fixed income funds	—	11,199	11,199
Real estate mutual funds	1,033	—	1,033
Total	$20,129	23,278	43,407

Equity securities include domestic and international equity mutual funds and commingled domestic and international equity funds. Fixed income securities include fixed income mutual funds and commingled fixed income funds. In addition, a portion of the plan assets are in real estate mutual funds. For all plan assets, fair values were based on quoted prices in active markets and were therefore classified within Level 1 of the fair value hierarchy as of June 30, 2014. See note 20 (Fair Value Measures) for additional disclosures related to the fair value hierarchy. The Company held no level 2 or level 3 assets during the year ended June 30, 2014.

b.  Other Benefit Plans

The Company administers healthcare benefits for certain retired employees through a separate welfare plan requiring reimbursement from the retirees.

The Company's subsidiary, GMI, provides two defined contribution plans (401(k) plans) that allow for employee contributions on a pretax basis. The Company agrees to match 25% of participants' contributions up to a maximum of 6% of compensation. Company matching contributions for the years ended June 30, 2014, 2013, and 2012 were $393, $344, and $330, respectively. Additionally, subsequent to the acquisition of Core Metals, the Company began sponsoring the Core Metals defined contribution plan. Under the plan the Company may make discretionary payments to salaried and non-union participants in the form of profit sharing and matching funds. Company matching contributions for the years ended June 30, 2014, 2013, and 2012 were $71, $95, and $102, respectively.

Other benefit plans offered by the Company include a Section 125 cafeteria plan for the pretax payment of healthcare costs and flexible spending arrangements.